Vanguard Communication Services Index Fund

Schedule of Investments (unaudited)
As of November 30, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission
(SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

		Market
		Value
	Shares	($000)
Common Stocks (99.9%)
Diversified Telecommunication Services (12.4%)
Alternative Carriers (3.4%)
CenturyLink Inc.	1,698,997	17,755
* GCI Liberty Inc. Class A	188,633	17,188
* Liberty Global plc Class C	675,164	14,611
* Iridium Communications Inc.	403,545	12,950
* Liberty Global plc Class A	452,564	10,192
* Vonage Holdings Corp.	785,549	10,102
* Bandwidth Inc. Class A	60,172	9,133
Cogent Communications Holdings Inc.	143,455	8,340
* Liberty Latin America Ltd. Class C	531,077	6,006
* Liberty Latin America Ltd. Class A	138,319	1,570
* ORBCOMM Inc.	252,761	1,446
* Anterix Inc.	38,260	1,145

Integrated Telecommunication Services (9.0%)
AT&T Inc.	4,897,794	140,811
Verizon Communications Inc.	2,323,766	140,379
* Cincinnati Bell Inc.	155,267	2,362
ATN International Inc.	38,130	1,866
* Consolidated Communications Holdings Inc.	246,443	1,380
		397,236
Entertainment (19.6%)
Interactive Home Entertainment (4.9%)
Activision Blizzard Inc.	777,556	61,800
* Electronic Arts Inc.	330,669	42,243
* Take-Two Interactive Software Inc.	167,905	30,308
* Zynga Inc. Class A	1,837,177	15,157
* Glu Mobile Inc.	482,211	4,875

Movies & Entertainment (14.7%)
Walt Disney Co.	1,248,356	184,769
* Netflix Inc.	290,950	142,769
* Roku Inc.	137,672	40,416
* Live Nation Entertainment Inc.	286,493	18,808
* Liberty Media Corp -Liberty Formula One Class C	383,825	16,036
* Liberty Media Corp -Liberty SiriusXM Class C	351,082	14,398
* Liberty Media Corp -Liberty SiriusXM Class A	274,936	11,256
* Madison Square Garden Sport Corp. Class A	52,986	8,976
World Wrestling Entertainment Inc. Class A	157,290	6,770
^ Cinemark Holdings Inc.	378,901	5,854
* Madison Square Garden Entertainment Corp. Class A	52,763	4,011
* Liberty Media Corp-Liberty Formula One Class A	81,501	3,083
* Liberty Media Corp -Liberty Braves Class C	117,033	2,926
* Lions Gate Entertainment Corp. Class B	307,006	2,757

*	Lions Gate Entertainment Corp. Class A	280,451	2,732
*	IMAX Corp.	172,080	2,552
	Marcus Corp.	70,462	827
^	AMC Entertainment Holdings Inc. Class A	178,587	763
*	Liberty Media Corp -Liberty Braves Class A	26,756	673
	Warner Music Group Corp. Class A	2,745	82
*	Reading International Inc. Class A	4,938	17
			624,858
Interactive Media & Services (47.0%)
*	Facebook Inc. Class A	1,916,558	530,829
*	Alphabet Inc. Class C	201,006	353,919
*	Alphabet Inc. Class A	200,942	352,533
*	Snap Inc.	1,067,731	47,429
*	Match Group Inc.	300,826	41,878
*	Twitter Inc.	891,067	41,443
*	Pinterest Inc. Class A	577,751	40,454
*	Zillow Group Inc. Class C	237,241	25,577
*	Zillow Group Inc. Class A	160,852	17,750
*	IAC/InterActiveCorp	96,299	13,673
*	TripAdvisor Inc.	335,325	8,752
*	Yelp Inc. Class A	244,537	7,810
*	Cargurus Inc.	281,779	7,059
*	ANGI Homeservices Inc. Class A	241,404	2,984
*	QuinStreet Inc.	158,593	2,830
*	Eventbrite Inc. Class A	166,138	2,786
*	Cars.com Inc.	226,818	2,534
*	TrueCar Inc.	329,349	1,344
*	EverQuote Inc. Class A	23,735	894
*	Liberty TripAdvisor Holdings Inc. Class A	243,957	671
*	ZoomInfo Technologies Inc. Class A	2,017	103
			1,503,252
Media (17.9%)
	Advertising (1.7%)
	Omnicom Group Inc.	313,343	19,741
	Interpublic Group of Cos. Inc.	749,642	16,702
*	Cardlytics Inc.	78,774	9,349
*	TechTarget Inc.	80,852	4,245
*	Clear Channel Outdoor Holdings Inc.	1,190,276	1,797
*	Boston Omaha Corp. Class A	52,025	1,206
	National CineMedia Inc.	206,895	697
*	comScore Inc.	201,840	515
	Emerald Holding Inc.	83,561	356

	Broadcasting (3.9%)
	ViacomCBS Inc. Class B	820,701	28,954
*	Discovery Communications Inc. Class C	674,593	16,204
	Fox Corp. Class A	534,870	15,426
	Nexstar Media Group Inc. Class A	126,156	13,278
*	Discovery Inc. Class A	422,679	11,374
	Fox Corp. Class B	397,821	11,290
	TEGNA Inc.	701,416	10,107
*	Gray Television Inc.	302,851	5,348
	Sinclair Broadcast Group Inc. Class A	155,202	4,231
*,^	AMC Networks Inc. Class A	92,331	3,044
*	iHeartMedia Inc. Class A	198,723	2,376
	EW Scripps Co. Class A	164,426	2,098

	Entercom Communications Corp. Class A		410,047	997
*	Hemisphere Media Group Inc.		58,098	625
	Entravision Communications Corp. Class A		59,852	174

	Cable & Satellite (10.8%)
	Comcast Corp. Class A		2,852,598	143,315
*	Charter Communications Inc. Class A		142,102	92,649
*	Liberty Broadband Corp.		134,159	21,110
*	Altice USA Inc. Class A		558,165	18,933
	Cable One Inc.		9,359	18,537
*	Liberty Broadband Corp. Class A		111,163	17,427
*	DISH Network Corp. Class A		457,551	16,412
	Sirius XM Holdings Inc.		1,781,265	11,560
*	MSG Networks Inc.		134,198	1,629
*	WideOpenWest Inc.		171,822	1,407
	Loral Space & Communications Inc.		40,363	928

	Publishing (1.5%)
	News Corp. Class A		939,501	16,582
	New York Times Co. Class A		303,567	13,026
	News Corp. Class B		439,612	7,829
	John Wiley & Sons Inc. Class A		152,169	5,256
	Meredith Corp.		137,452	2,797
	Scholastic Corp.		100,713	2,389
*	Gannett Co. Inc.		423,414	1,203
	Tribune Publishing Co.		42,368	512
				573,635
Wireless Telecommunication Services (3.0%)
*	T-Mobile US Inc.		572,076	76,052
	Shenandoah Telecommunications Co.		160,971	7,153
	Telephone and Data Systems Inc.		329,506	6,254
*	Boingo Wireless Inc.		142,836	2,021
*,^	Gogo Inc.		187,370	1,975
*	United States Cellular Corp.		45,285	1,420
				94,875
Total Common Stocks (Cost $2,633,766)				3,193,856
		Coupon
Temporary Cash Investment (0.4%)
Money Market Fund (0.4%)
1,2 Vanguard Market Liquidity Fund (Cost $14,473)		0.109%	144,740	14,474
Total Investments (100.3%) (Cost $2,648,239)				3,208,330
Other Assets and Liabilities -Net (-0.3%)				(10,841)
Net Assets (100%)				3,197,489
Cost is in $000.

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $9,254,000.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
2 Collateral of $10,499,000 was received for securities on loan.

Derivative Financial Instruments Outstanding as of Period End
Over-the-Counter Total Return Swaps
				Floating
				Interest
				Rate	Value and	Value and
			Notional	Received)	Unrealized	Unrealized
	Termination		Amount	(Paid[1]	Appreciation	(Depreciation)
Reference Entity	Date	Counterparty	($000)	(% )	($000)	($000)
Sirius XM Holdings Inc.	2/2/21	GSI	4,141	(0.143)	87	—

1 Based on 1M USD London Interbank Offered Rate (LIBOR) as of the most recent payment date. Floating interest payment received/paid monthly.
1M—1-month
GSI—Goldman Sachs International.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund's target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund's maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination.
The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.

C. Various inputs may be used to determine the value of the fund's investments and derivatives.
These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of
November 30, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
Common Stocks	3,193,856	—	—	3,193,856
Temporary Cash Investments	14,474	—	—	14,474
Total	3,208,330	—	—	3,208,330
Derivative Financial Instruments
Assets
Swap Contracts	—	87	—	87